OTHER NON-CURRENT LIABILITY (Tables)	12 Months Ended
Dec. 31, 2020
OTHER NON-CURRENT LIABILITY
Summary of other non-current liability

	December 31,
	2019	2020
	RMB’000	RMB’000	US$’000

Consideration refund payable	62,255	62,255	9,541
Other noncurrent payable	—	13,638	2,090
Less: current portion	(11,282)	(23,118)	(3,543)

Total	50,973	52,775	8,088